Segment information - Operating segment information (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) region segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Segment information
Number of geographic regions | region	3
Number of reportable segments | segment	3
Number of operating segments | segment	4
Revenue	€ 7,910	€ 7,947	€ 7,618
Operating profit (loss)	599	764	742
Adjusting items	318	200	112
Adjusted EBIT	€ 917	€ 964	€ 854
Adjusted EBIT margin	11.60%	12.10%	11.20%
Depreciation and amortisation	€ 338	€ 376	€ 357
Adjusted EBITDA	€ 1,255	€ 1,340	€ 1,211
Adjusted EBITDA margin	15.90%	16.90%	15.90%
Significant non-cash charges:
- Share-based compensation and other non-cash charges	€ 49	€ 43	€ 44
- Restructuring provisions and other non-cash charges	10	75	1
Royalties	11	22	22
Europe and ANZ
Segment information
Revenue	3,192	3,109	3,019
Operating profit (loss)	168	228	278
Adjusting items	126	89	19
Adjusted EBIT	€ 294	€ 317	€ 297
Adjusted EBIT margin	9.20%	10.20%	9.80%
Depreciation and amortisation	€ 125	€ 137	€ 134
Adjusted EBITDA	€ 419	€ 454	€ 431
Adjusted EBITDA margin	13.10%	14.60%	14.30%
Significant non-cash charges:
- Share-based compensation and other non-cash charges	€ 27	€ 21	€ 14
- Restructuring provisions and other non-cash charges	6	59	(1)
Americas
Segment information
Revenue	2,757	2,887	2,750
Operating profit (loss)	169	228	165
Adjusting items	117	68	79
Adjusted EBIT	€ 286	€ 296	€ 244
Adjusted EBIT margin	10.40%	10.30%	8.90%
Depreciation and amortisation	€ 102	€ 129	€ 124
Adjusted EBITDA	€ 388	€ 425	€ 368
Adjusted EBITDA margin	14.10%	14.70%	13.40%
Significant non-cash charges:
- Share-based compensation and other non-cash charges	€ 11	€ 20	€ 28
- Restructuring provisions and other non-cash charges	€ 8	12	1
AMEA
Segment information
Number of sub regions within segment | region	2
Revenue	€ 1,961	1,951	1,849
Operating profit (loss)	262	308	299
Adjusting items	75	43	14
Adjusted EBIT	€ 337	€ 351	€ 313
Adjusted EBIT margin	17.20%	18.00%	16.90%
Depreciation and amortisation	€ 111	€ 110	€ 99
Adjusted EBITDA	€ 448	€ 461	€ 412
Adjusted EBITDA margin	22.90%	23.60%	22.30%
Significant non-cash charges:
- Share-based compensation and other non-cash charges	€ 11	€ 2	€ 2
- Restructuring provisions and other non-cash charges	€ (4)	€ 4	€ 1